CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Convertible Notes Payable Tables
Convertible notes payable unrelated party, net of unamortized debt discount of $791,418, $990,774 and $125,750, respectively	$ 867,513	$ 380,516	$ 21,113
Less: non-current maturities, net of unamortized debt discount of $200,396, $480,899 and $81,584, respectively	(206,438)	(196,601)	(10,279)
Convertible notes payable, current maturities	$ 661,075	$ 183,915	$ 10,834